SUPPLEMENT TO THE PROSPECTUSES
                                       OF
                             Evergreen Tax Free Fund
                       Evergreen High Grade Tax Free Fund
                       Evergreen California Tax Free Fund
                      Evergreen Massachusetts Tax Free Fund
                        Evergreen Missouri Tax Free Fund
                    Evergreen New Jersey Tax Free Income Fund
                        Evergreen New York Tax Free Fund
                      Evergreen Pennsylvania Tax Free Fund
                Evergreen Short-Intermediate Municipal Bond Fund

                  (each a "Fund" and collectively, the "Funds")

I. Effective January 5, 1999, the investment policy of each Fund (except Evergreen Short-Intermediate Municipal Bond Fund) has been changed with respect to municipal bonds subject to the federal Alternative Minimum Tax ("AMT"). Formerly, each Fund could not invest more than 20% of its assets in municipal bonds subject to AMT. Currently, each Fund may invest up to 100% of its assets in such bonds. In connection with this policy change, the name of each Fund (except Evergreen Short-Intermediate Municipal Bond Fund) has been changed as follows:



          Old Name                                       New Name
Evergreen Tax Free Fund                      Evergreen Municipal Bond Fund
Evergreen High Grade Tax Free Fund           Evergreen High Grade Municipal Bond Fund
Evergreen California Tax Free Fund           Evergreen California Municipal Bond Fund
Evergreen Massachusetts Tax FreeFund         Evergreen Massachusetts Municipal Bond Fund
Evergreen Missouri Tax Free Fund             Evergreen Missouri Municipal Bond Fund
Evergreen New Jersey TaxFree Income Fund     Evergreen New Jersey Municipal Bond Fund
Evergreen New York Tax Free Fund             Evergreen New York Municipal Bond Fund
Evergreen Pennsylvania Tax Free Fund         Evergreen Pennsylvania Municipal Bond Fund




II. The section of the prospectus for Evergreen High Grade Municipal Bond Fund, Evergreen Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund entitled "Options and Futures" is revised by replacing the first paragraph with the following:

    "The Funds may buy and sell futures and options on futures relating to,
(i) individual securities and (ii) indices. In addition, Evergreen Municipal Bond Fund may buy and sell futures and options on futures relating to foreign currencies. Such transactions may be entered into in order to hedge against declines in market and to gain exposure to markets prior to buying individual securities."

February 3, 1999





                                                                          547181